Note 2. Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 2. Summary Of Significant Accounting Policies Details Narrative
Advance postage fees	$ 823,320		$ 823,320		$ 0
Stock based compensation expense	66,346	61,255	222,439	327,858	415,875	101,144
Cash and cash equivalents in excess of FDIC insured amount					$ 458,372
Stock options included in computation of diluted earnings per share					323,500	130,000